Debt - Additional information (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 31, 2020	Apr. 30, 2020 USD ($)	Nov. 30, 2019 EUR (€)	May 31, 2014 EUR (€)
Debt
Debt					$ 37,534	$ 35,087
Purchase price of shares issued upon a conversion | shares					0
Conversion price | $ / shares					$ 17.27
Gain on extinguishment of debt						297
Italian Economic Development Agency Loan
Debt
Debt					$ 1,400	$ 1,500				€ 1,200				€ 1,200
Interest rate						0.332%				0.332%				0.332%
2019 Convertible Promissory Notes
Debt
Interest rate	8.00%						8.00%
Convertible debt			$ 10,800	$ 2,500
Convertible debt payment due time			30 days	30 days
Percentage of conversion price			75.00%	95.00%
Debt instrument face amount		$ 2,000	$ 6,300
Number of shares issued | shares	2,269,831
Shares issue price | $ / shares	$ 17.27						$ 17.27
Adjustment of conversion price (in percentage)	90.00%
Conversion price | $ / shares	$ 15.54						$ 15.54
Fair Value of debt	$ 12,100						$ 12,100
Interest expense	$ 100						100
Loss on debt securities							$ 1,200
2019 Convertible Promissory Notes | Series 3 Growth Redeemable Convertible Preferred Stock Warrant [Member]
Debt
Purchase price of shares issued upon a conversion | shares	703,439
Purchase price of shares issued upon a conversion	$ 10,800
2019 Convertible Promissory Notes | Minimum [Member]
Debt
Percentage of conversion price				85.00%
Intesa Sanpaolo Loan
Debt
Debt					5,800			€ 5,000		€ 5,000			€ 2,400
Interest rate		2.30%							0.701%				2.30%
Convertible debt payment due time		3 months
Net of transaction costs					$ 14,000				€ 200	13,000			€ 100
Intesa Sanpaolo Loan | Minimum [Member]
Debt
Debt | €									€ 5,000
Intesa Sanpaolo Loan, November 2019
Debt
Debt						$ 3,000				2,400
Net of transaction costs						100				100
Intesa Sanpaolo Loan, November 2019 | Euribor rate
Debt
Interest rate		2.30%											2.30%
Convertible debt payment due time		3 months
Intesa Sanpaolo Loan, 2020
Debt
Debt						6,100				5,000
Net of transaction costs						15,000				13,000
Horizon 2020 Loan, December 2019
Debt
Debt						$ 300				€ 300
Interest rate						0.171%				0.171%
Net of transaction costs						$ 26,000				€ 21,000
Horizon 2020 Loan, October 2020
Debt
Debt						200				200
Net of transaction costs						23,000				19,000,000
RIF Shareholders Loan
Debt
Debt						17,800				14,500
Interest rate											6.35%
Net of transaction costs						600				500
UniCredit Loan
Debt
Debt						6,000				4,900
Net of transaction costs						$ 100				€ 100
Debt instrument variable rate						2.12%
PPP Loan
Debt
Debt												$ 300
Gain on extinguishment of debt						$ 300